Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (45%
)
348,144 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27  $ 343
1,356,456 Fannie Mae-Aces 2017-M15, 3.18%,
11/25/27 (a) 1,340
893,677 FH 841779 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.334%),
4.43%, 6/01/54 (b) 877
662,050 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.52%, 8/01/51 (b) 632
794,424 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.45%, 7/01/52 (b) 788
257,412 FHLMC Multifamily Structured Pass-Through
Certificates K058, 2.65%, 8/25/26  257
976,552 FHLMC Multifamily Structured Pass-Through
Certificates K061, 3.35%, 11/25/26 (a) 973
1,197,600 FHLMC Multifamily Structured Pass-Through
Certificates K505, 4.82%, 6/25/28  1,201
165,440 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 5.69%, 5/25/50 (a) 165
145,819 FN AS4186 15YR , 2.50%, 1/01/30  142
99,705 FN AS6443 15YR , 3.00%, 12/01/30  97
165,856 FN AS8013 15YR , 2.50%, 9/01/31  159
203,301 FN BM4153 15YR , 3.00%, 6/01/33  196
986,478 FN BM7166 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.346%),
5.11%, 3/01/53 (b) 997
349,373 FN BP6814 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610%), 2.29%,
5/01/50 (b) 325
593,710 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.90%, 5/01/51 (b) 538
648,225 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.124%),
3.77%, 6/01/52 (b) 635
799,669 FN CB9937 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.282%),
5.01%, 2/01/55 (b) 803
823,588 FN FS2395 15YR , 3.50%, 7/01/37  779
239,235 FN FS3564 15YR , 3.50%, 7/01/38  226
1,243,358 FN FS9540 30YR , 5.00%, 11/01/54  1,203
788,807 FN MA4694 15YR , 3.50%, 8/01/37  743
542,821 FN MA5110 15YR , 5.00%, 8/01/38  542
1,537,862 FN MA5672 30YR , 5.00%, 4/01/55  1,487
40,377 FNR 2024-21 DA 2024-21, 5.50%, 12/25/46  40
39,948 FNR FA 2002-10, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864%),
4.48%, 2/25/32 (b) 40
461,746 FR SB8192 15YR , 5.00%, 10/01/37  461
999,005 FR SB8206 15YR , 5.00%, 1/01/38  997
1,270,948 FR SD8452 30YR , 5.00%, 8/01/54  1,229
Principal
or Shares Security Description
Value
(000)
988,867 FR SD8461 30YR , 5.00%, 9/01/54  $ 957
467,607 Freddie Mac REMICS 5607, 4.00%, 5/15/30  455
538,389 Freddie Mac REMICS 5616, 4.25%, 1/15/31  526
920,323 Freddie Mac REMICS 5607, 4.25%, 6/15/31  901
328,289 Freddie Mac REMICS 5451, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.100%), 4.72%, 9/25/54 (b) 331
546,681 FRESB Mortgage Trust 2017-SB38, 2.92%,
8/25/27 (a) 539
844,630 FRESB Mortgage Trust 2017-SB44, 3.03%,
11/25/27 (a) 825
572,744 FRESB Mortgage Trust 2018-SB56, 3.69%,
10/25/28 (a) 562
460,706 FRESB Mortgage Trust 2019-SB59, 3.47%,
1/25/29 (a) 449
782,969 FRESB Mortgage Trust 2020-SB79, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.814%), 4.45%, 7/25/40 (b) 781
168,764 G2 778200 , 4.00%, 2/20/32  165
116,070 G2 778203 , 4.75%, 2/20/32  115
427,669 G2 AD0857 , 3.75%, 9/20/33  412
181,545 G2 AY5132 , 3.25%, 7/20/37  170
356,537 G2 AY5138 , 3.25%, 12/20/37  334
119,977 GN 728153 , 5.50%, 10/15/29  121
Total Mortgage Backed (Cost - $26,383)
25,858
U.S. Treasury (52%
)
4,200,000 U.S. Treasury Note , 4.38%, 12/15/26  4,208
7,700,000 U.S. Treasury Note , 4.00%, 1/15/27  7,703
5,500,000 U.S. Treasury Note , 3.25%, 6/30/27  5,457
4,500,000 U.S. Treasury Note , 3.75%, 8/15/27  4,480
1,000,000 U.S. Treasury Note , 3.50%, 9/30/27  992
2,500,000 U.S. Treasury Note , 4.13%, 10/31/27  2,498
2,500,000 U.S. Treasury Note , 4.00%, 2/29/28  2,491
2,000,000 U.S. Treasury Note , 4.25%, 2/28/29  1,997
Total U.S. Treasury (Cost - $29,830)
29,826
Investment Company (2%
)
1,285,466 Payden Cash Reserves Money Market Fund *
(Cost - $1,285)
1,285
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $296) 302
Purchase Options  (0%
)
Total Purchase Options (Cost - $19) 1
Total Investments (Cost - $57,813) (99%)
57,272
Other Assets, net of Liabilities (1%)
366
Net Assets (100%) $ 57,638
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 34 Sep-26 $ 3,672 $ (47) $ (47)
U.S. Treasury 2-Year Note Future 80 Sep-26 16,449 (52) (52)
U.S. Treasury 5-Year Note Future 64 Sep-26 6,782 (47) (47)
a a
(146)
Short Contracts:
U.S. Ultra Bond Future 8 Sep-26 (878) 45 45
a a
Total Futures
$(101)
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note 65 $ 724,750 $ 112 08/21/2026 $1 Call
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.900% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Barclays Bank PLC $ 6,200 02/09/2027 $ 35 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.900% Annually Barclays Bank PLC 6,200 02/09/2027 267 Put
Total Purchased Swaptions
$302